FINANCIAL INSTRUMENTS - Schedule of Financial Instruments (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Amortised cost	$ 226,900,332	$ 158,530,073
Cash and banks
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	5,023,797	2,069,630
Investments
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	1,679,865	11,155,278
Financial assets at fair value through profit or loss	30,503	2,068,052
Accounts receivable and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	$ 33,264,975	$ 33,395,629